UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate
Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2015

Date of reporting period:	12/31/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

ANNUAL REPORT • DECEMBER 31, 2015

Objective

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. ©2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

February 16, 2016

Dear Shareholder:

We hope you find the annual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. The report covers performance for the 12-month period that ended on December 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 12/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	0.81%	11.56%	47.42%	—
Class B	0.06	7.46	36.72	—
Class C	0.06	7.37	38.39	—
Class Q	1.17	N/A	N/A	7.90% (3/2/12)
Class R	0.57	10.18	43.83	—
Class Z	1.07	12.99	51.16	—
Barclays 1–5 Year US Credit Index	1.06	13.41	49.06	—
Lipper Short/Intermediate Investment-Grade Debt Funds Average	0.28	10.88	40.17	—

Average Annual Total Returns (With Sales Charges) as of 12/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	–2.46%	1.54%	3.61%	—
Class B	–2.89	1.45	3.18	—
Class C	–0.92	1.43	3.30	—
Class Q	1.17	N/A	N/A	2.00% (3/2/12)
Class R	0.57	1.96	3.70	—
Class Z	1.07	2.47	4.22	—
Barclays 1–5 Year US Credit Index	1.06	2.55	4.07	—
Lipper Short/Intermediate Investment-Grade Debt Funds Average	0.28	2.07	3.41	—

Average Annual Total Returns (Without Sales Charges) as of 12/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	0.81%	2.21%	3.96%	—
Class B	0.06	1.45	3.18	—
Class C	0.06	1.43	3.30	—
Class Q	1.17	N/A	N/A	2.00% (3/2/12)
Class R	0.57	1.96	3.70	—
Class Z	1.07	2.47	4.22	—

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Short-Term Corporate Bond Fund, Inc. (Class A shares) with a similar investment in the Barclays 1–5 Year US Credit Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (December 31, 2005) and the account values at the end of the current fiscal year (December 31, 2015) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, Q, R, and Z shares will vary, due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper, Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	.50% on sales of $1 million or more made within 18 months of purchase	3% (Yr. 1) 2% (Yr. 2) 1% (Yr. 3) 1% (Yr. 4) 0% (Yr. 5)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays 1–5 Year US Credit Index

The Barclays 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 12/31/15 is 7.85%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 12/31/15 is 1.99%.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 12/31/15 is 5.44%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 12/31/15 is 1.38%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

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Distributions and Yields as of 12/31/15
	Total Distributions Paid for 12 Months	SEC 30-Day Subsidized Yield*	SEC 30-Day Unsubsidized Yield**
Class A	$0.28	1.76%	1.76%
Class B	0.20	1.07	1.07
Class C	0.20	1.07	1.07
Class Q	0.32	2.14	2.14
Class R	0.25	1.57	1.32
Class Z	0.31	2.06	2.06

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 12/31/15
AAA	10.7%
AA	4.7
A	40.7
BBB	38.9
BB	3.6
B	0.1
Cash/Cash Equivalents	1.3
Total Investments	100.0%

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Prudential Short-Term Corporate Bond Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Short-Term Corporate Bond Fund’s Class A shares returned 0.81%, underperforming the 1.06% gain of the Barclays 1-5 Year US Credit Index (the Index). The Fund’s Class A shares outperformed the Lipper Short/Intermediate Investment-Grade Debt Funds Average, which returned 0.28% for the year.

How did the short-term US investment-grade corporate bond sector perform?

The short-term investment-grade corporate bond sector advanced during 2015. The global economic backdrop was characterized by moderate growth, below-target inflation, low interest rates, and in some countries, quantitative easing.

•

Short-term investment-grade corporate bonds delivered positive returns in the first quarter of 2015, as ongoing global central bank accommodation and generally stable fundamentals continued to steer investors toward the higher yields offered by US corporate debt. Underlying business conditions for investment-grade issuers generally remained strong, with the exception of metals/mining and energy companies. The profit margins of many of these names were hurt by the drop in oil, natural gas, and commodity prices. New issuance was heavy during the quarter as issuers sought to take advantage of low interest rates, but the new supply was quickly absorbed by the market.

•

In the second quarter, short-term investment-grade corporate bonds posted modestly negative returns, weighed down by heavy new issuance. In fact, May was the busiest month for new issuance on record. Much of the increase was from industrial companies issuing debt in anticipation of a potential Federal Reserve (Fed) rate hike, as well as by companies funding shareholder buybacks and mergers and acquisitions.

•

Concerns about slowing global growth and continued strong new issuance held back the short-term investment-grade corporate bond sector in the third quarter. Market conditions were often challenging as investors tried to adjust to the effects of slowing global growth and lower commodity prices, uncertainty over the timing of a Fed rate hike, and increasing leverage due to debt-financed acquisitions, dividend payments, and share buybacks. In addition, year-to-date new issuance, primarily from industrial companies, was on average 20% higher than during 2014.

•

For the fourth quarter, short-term investment-grade corporate bonds recorded slightly negative returns, reflecting investor uncertainty about weaker global economic growth, the Fed’s first rate hike since 2006, record new issuance, and steep declines in energy and commodity prices.

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•

For 2015 overall, financial investment-grade corporate bonds outperformed industrial investment-grade corporate bonds, supported by their relative immunity to event risk and the vastly improved credit profiles of financial companies as they sought to meet US government capital and liquidity requirements. Oil and metals/mining were among the worst performers of the year, while consumer-related sectors generally benefited from a pick-up in US economic growth.

•

Acquisition-related financing accounted for more than one-third of 2015’s record new issuance of nearly $1.2 trillion. Although volume strained the market at times, issuance was well absorbed by both US and non-US investors.

Which strategies or holdings contributed the most to the Fund’s performance?

•

Issue selection among investment-grade corporate bonds and high-yield bonds added to relative returns. The Fund’s positioning in the banking, metals and mining, health care and pharmaceutical, foreign non-corporate, and telecommunication sectors were all positive.

•

The Fund benefited from its exposure to investment-grade corporate bonds. Its underweight in emerging markets debt contributed positively, particularly during the third quarter when emerging markets debt sold off.

•

The Fund continued to make modest allocations to out-of-benchmark fixed-income sectors to diversify away from short-term investment-grade corporate bonds and to add incremental yield. For example, the Fund’s out-of-benchmark exposure to high-quality commercial mortgage-backed securities added modestly to performance, as commercial real-estate values continued to improve over the year.

•

Overweights in banking names, including Bank of America, Citigroup, Goldman Sachs, Morgan Stanley, and JPMorgan Chase, enhanced returns. The Fund’s underweight to recently downgraded Brazilian energy company Petrobras added most to performance.

Which strategies or holdings detracted the most from the Fund’s performance?

•	The Fund’s positioning in upstream energy companies and aerospace and defense firms detracted modestly from returns.

•	Overweight positions in energy names California Resources and Weatherford International, as well as an overweight in Stanley Black & Decker, dampened results.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Strategy and Performance Overview (continued)

Did the Fund’s use of derivatives affect performance?

The Fund’s investment strategy does not heavily rely on derivative strategies, although it does employ certain instruments on a limited basis. Treasury futures are used to manage the Fund’s interest rate risk, which is more efficient than managing interest rate risk through the purchases and sales of cash corporate bonds. Credit default swaps are used sparingly to either add risk exposure to certain issuers, or to hedge credit risk imposed by certain issuers. Neither derivative strategy discussed above had a material impact on the Fund’s performance.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2015, at the beginning of the period, and held through the six-month period ended December 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Short-Term Corporate Bond Fund, Inc.	9

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$999.00	0.76%	$3.83
	Hypothetical	$1,000.00	$1,021.37	0.76%	$3.87

Class B	Actual	$1,000.00	$995.20	1.51%	$7.59
	Hypothetical	$1,000.00	$1,017.59	1.51%	$7.68

Class C	Actual	$1,000.00	$995.20	1.51%	$7.59
	Hypothetical	$1,000.00	$1,017.59	1.51%	$7.68

Class Q	Actual	$1,000.00	$999.20	0.42%	$2.12
	Hypothetical	$1,000.00	$1,023.09	0.42%	$2.14

Class R	Actual	$1,000.00	$997.70	1.01%	$5.09
	Hypothetical	$1,000.00	$1,020.11	1.01%	$5.14

Class Z	Actual	$1,000.00	$1,000.30	0.51%	$2.57
	Hypothetical	$1,000.00	$1,022.63	0.51%	$2.60

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2015, and divided by 365 days in the Fund’s fiscal year ended December 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the 12-month period ended December 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.78%	0.77%
B	1.52	1.52
C	1.52	1.52
Q	0.42	0.42
R	1.27	1.02
Z	0.52	0.52

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of December 31, 2015

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 97.8%

ASSET-BACKED SECURITIES 5.1%

Collateralized Loan Obligations
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029%(a)	01/15/28	25,000	$24,867,155
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.611(a)	10/12/23	40,000	39,807,100
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.673(a)	07/28/25	25,000	24,866,918
Atrium X CLO (Cayman Islands), Series 2015-10A, Class A, 144A	1.437(a)	07/16/25	40,000	38,989,172
Benefit Street Partners CLO IV Ltd. (Cayman Islands), 2014-IVA, Class A1A, 144A	1.807(a)	07/20/26	5,000	4,934,911
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	1.824(a)	07/18/27	11,000	10,898,619
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.782(a)	07/20/27	45,000	44,372,295
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.740(a)	07/25/26	7,320	7,248,735
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.801(a)	04/15/26	3,500	3,473,445
Marea CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	1.671(a)	10/15/23	25,000	24,880,857
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.831(a)	10/15/26	5,000	4,907,007
Series 2015-9A, Class A1A, 144A	1.739(a)	07/15/27	26,000	25,459,538
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.840(a)	07/22/27	25,000	24,849,673
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.794(a)	07/20/27	35,000	34,912,139
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.812(a)	05/15/26	25,000	24,513,755
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	1.985(a)	07/20/27	40,000	39,549,880
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.835(a)	04/18/26	5,000	4,953,304
Series 2015-1A, Class A, 144A	1.817(a)	07/20/27	45,000	44,462,443
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.744(a)	11/07/25	25,000	24,509,980

TOTAL ASSET-BACKED SECURITIES (cost $456,086,519)				452,456,926

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.568%(a)	04/10/49	15,888	$16,349,184
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061	02/10/48	12,750	12,817,200
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199	08/15/48	5,576	5,695,735
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801	10/15/45	3,200	3,173,909
Series 2014-CR18, Class A3	3.528	07/15/47	7,400	7,637,332
Series 2014-CR19, Class A3	3.530	08/10/47	14,824	15,315,632
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	27,824,223
Series 2015-DC1, Class A3	3.219	02/10/48	20,000	20,067,254
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642	08/10/44	9,749	9,786,237
GS Mortgage Securities Corp. II, Series 2013-GC14, Class A3	3.526	08/10/46	17,475	17,960,394
GS Mortgage Securities Trust,
Series 2014-GC20, Class A3	3.680	04/10/47	19,000	19,815,695
Series 2014-GC22, Class A3	3.516	06/10/47	20,000	20,505,072
Series 2014-GC24, Class A3	3.342	09/10/47	10,000	10,215,727
Series 2015-GC28, Class A3	3.307	02/10/48	8,225	8,346,061
JPMMB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3	3.435	08/15/47	15,000	15,206,541
Series 2015-C28, Class A2	2.773	10/15/48	19,754	19,911,388
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475	12/15/47	7,000	6,927,263
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class A3	5.937(a)	02/15/51	85	85,011
Series 2013-C10, Class A3	2.682	12/15/47	22,445	22,309,695
Series 2013-C13, Class A3	3.525	01/15/46	10,000	10,238,231
Series 2013-C16, Class A2	3.070	12/15/46	15,000	15,312,542
Series 2014-C20, Class A3	3.472	07/15/47	20,000	20,313,580
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.666(a)	05/12/39	8,893	8,901,849
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3	5.172	12/12/49	11,830	12,020,447
Series 2007-6, Class A2	5.331	03/12/51	4,573	4,611,011

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%	12/10/45	31,000	$30,956,485
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class A4	5.767(a)	05/15/43	1,005	1,003,030
Series 2006-C25, Class A5	5.767(a)	05/15/43	10,000	10,052,037
Series 2006-C26, Class A3	6.011(a)	06/15/45	10,042	10,090,700
Series 2006-C28, Class A1A	5.559	10/15/48	14,519	14,804,365
Series 2006-C28, Class A4	5.572	10/15/48	12,840	13,021,646
Series 2007-C30, Class A3	5.246	12/15/43	1,233	1,233,417
Series 2007-C34, Class A1A	5.608(a)	05/15/46	18,844	19,458,401
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,370,300
Series 2015-LC20, Class A3	3.086	04/15/50	16,633	16,524,435
Series 2015-NXS1, Class A3	3.058	05/15/48	5,791	5,753,894

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $480,001,790)				464,615,923

CORPORATE BONDS 85.9%

Aerospace & Defense 0.3%
Exelis, Inc., Gtd. Notes	4.250	10/01/16	5,000	5,089,705
Harris Corp.,
Sr. Unsec’d. Notes(b)	1.999	04/27/18	3,445	3,406,299
Sr. Unsec’d. Notes	2.700	04/27/20	8,270	8,113,424
L-3 Communications Corp., Gtd. Notes	1.500	05/28/17	2,705	2,671,488
United Technologies Corp., Jr. Sub. Notes	1.778	05/04/18	5,055	5,003,970

				24,284,886

Agriculture 1.7%
Altria Group, Inc., Gtd. Notes	9.250	08/06/19	9,353	11,447,876
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050	02/11/18	26,140	26,021,664
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875	01/15/19	22,900	22,835,445
Reynolds American, Inc., Gtd. Notes	2.300	08/21/17	11,600	11,690,283
Gtd. Notes(b)	2.300	06/12/18	31,845	32,045,018
Gtd. Notes	3.250	06/12/20	9,115	9,263,602
Gtd. Notes	3.500	08/04/16	16,264	16,437,667

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Gtd. Notes	6.750%	06/15/17	10,400	$11,102,062
Gtd. Notes	6.875	05/01/20	9,285	10,711,306

				151,554,923

Airlines 1.2%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000	07/15/25	2,476	2,500,956
Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950	01/15/23	26,499	27,956,632
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648	09/15/17	1,283	1,312,508
Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates(e)	6.820	05/01/18	3,208	3,368,025
Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545	02/02/19	2,278	2,423,531
Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703	06/15/21	163	169,767
Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983	04/19/22	14,457	15,964,735
Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250	11/10/19	10,844	12,220,989
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750	01/12/21	2,826	2,974,883
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821	08/10/22	4,940	5,689,343
Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200	07/02/18	3,210	3,438,274
Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950	05/23/19	12,640	13,272,303
Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300	04/15/19	1,320	1,399,585
Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750	05/07/20	8,311	8,768,394
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,198,224

				108,658,149

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Apparel 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	5,915	$6,365,942

Auto Manufacturers 4.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(b)	1.875	01/11/18	6,802	6,775,146
Gtd. Notes, 144A	2.250	03/02/20	10,125	9,897,927
Gtd. Notes, 144A(b)	2.375	08/01/18	15,000	15,022,605
Gtd. Notes, 144A(b)	2.950	01/11/17	8,270	8,368,843
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700	05/09/16	10,911	10,921,693
Sr. Unsec’d. Notes(b)	2.145	01/09/18	11,610	11,567,055
Sr. Unsec’d. Notes	2.375	01/16/18	14,300	14,265,866
Sr. Unsec’d. Notes	2.375	03/12/19	19,450	19,173,907
Sr. Unsec’d. Notes	2.459	03/27/20	17,930	17,382,956
Sr. Unsec’d. Notes	2.551	10/05/18	6,570	6,523,346
Sr. Unsec’d. Notes	3.200	01/15/21	20,000	19,864,740
Sr. Unsec’d. Notes	3.984	06/15/16	24,348	24,618,287
Sr. Unsec’d. Notes	4.250	02/03/17	14,520	14,835,215
Sr. Unsec’d. Notes	5.000	05/15/18	45,956	48,271,953
Sr. Unsec’d. Notes	6.625	08/15/17	2,000	2,131,756
General Motors Co., Sr. Unsec’d. Notes	3.500	10/02/18	39,500	39,896,580
General Motors Financial Co., Inc., Gtd. Notes	3.100	01/15/19	11,500	11,483,290
Gtd. Notes	3.150	01/15/20	14,815	14,682,420
Gtd. Notes(b)	3.200	07/13/20	7,980	7,857,132
Gtd. Notes	3.250	05/15/18	6,975	7,009,917
Gtd. Notes	3.700	11/24/20	14,000	14,037,870
Gtd. Notes	4.750	08/15/17	16,500	17,101,276
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.400	09/15/19	18,145	18,059,446
Gtd. Notes, MTN, 144A	2.700	03/15/17	12,210	12,372,588
Gtd. Notes, MTN, 144A	3.875	03/15/16	9,100	9,160,479
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A(b)	2.375	03/22/17	10,050	9,999,388

				391,281,681

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.3%
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%	11/19/20	16,465	$16,443,711
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.000	04/29/20	7,000	7,057,750

				23,501,461

Banks 23.1%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000(a)	12/29/49	10,601	10,786,518
Jr. Sub. Notes, Series M	8.125(a)	12/29/49	10,000	10,175,000
Jr. Sub. Notes, Series V(b)	5.125(a)	12/31/49	15,000	14,287,500
Sr. Unsec’d. Notes	2.000	01/11/18	35,235	35,190,075
Sr. Unsec’d. Notes	2.600	01/15/19	47,055	47,208,352
Sr. Unsec’d. Notes	2.650	04/01/19	20,320	20,369,560
Sr. Unsec’d. Notes	5.625	10/14/16	2,144	2,211,873
Sr. Unsec’d. Notes	5.650	05/01/18	5,000	5,376,540
Sr. Unsec’d. Notes	5.750	12/01/17	30,860	33,012,485
Sr. Unsec’d. Notes	6.000	09/01/17	47,395	50,438,233
Sub. Notes	5.750	08/15/16	10,000	10,245,120
Bank of America NA, Sub. Notes	5.300	03/15/17	10,500	10,922,888
Sub. Notes	6.000	06/15/16	10,000	10,213,480
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	20,200	20,113,584
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	02/20/19	6,300	6,314,263
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750	11/08/19	13,315	13,266,360
Sr. Unsec’d. Notes	2.875	06/08/20	15,445	15,412,596
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.050	06/19/18	4,875	4,902,714
BPCE SA (France), Gtd. Notes, MTN	2.500	07/15/19	10,000	10,033,530
Capital One Financial Corp., Sr. Unsec’d. Notes(b)	2.450	04/24/19	12,075	12,097,061
Sr. Unsec’d. Notes	3.150	07/15/16	10,250	10,344,741
Sr. Unsec’d. Notes	5.250	02/21/17	11,913	12,316,386
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750	09/15/17	32,225	34,572,623
Capital One NA, Sr. Unsec’d. Notes	2.400	09/05/19	12,135	12,006,248

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banks (cont’d.)
CIT Group, Inc., Sr. Unsec’d. Notes(b)	3.875%	02/19/19	20,000	$19,900,000
Citigroup, Inc.,
Jr. Sub. Notes(b)	5.950(a)	12/31/49	19,535	19,473,953
Jr. Sub. Notes(b)	6.125(a)	12/31/49	6,810	6,946,200
Sr. Unsec’d. Notes	1.700	04/27/18	20,000	19,801,740
Sr. Unsec’d. Notes(b)	2.500	09/26/18	10,245	10,333,978
Sr. Unsec’d. Notes	2.500	07/29/19	19,810	19,780,146
Sr. Unsec’d. Notes	2.550	04/08/19	23,100	23,193,786
Sr. Unsec’d. Notes(b)	2.650	10/26/20	39,750	39,428,701
Compass Bank, Sr. Unsec’d. Notes	1.850	09/29/17	13,155	13,042,538
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, GMTN(b)	1.375	05/26/17	14,800	14,730,085
Sr. Unsec’d. Notes, GMTN	2.300	05/28/19	37,895	37,927,590
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750	03/26/20	20,250	20,058,050
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.700	04/27/18	8,230	8,170,909
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875	02/13/18	25,445	25,228,641
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/18	28,905	28,709,573
Fifth Third Bancorp,
Sr. Unsec’d. Notes	2.375	04/25/19	7,620	7,645,199
Sub. Notes	5.450	01/15/17	15,730	16,307,134
First Horizon National Corp., Sr. Unsec’d. Notes	3.500	12/15/20	13,890	13,769,379
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375(a)	12/31/49	9,610	9,549,938
Jr. Sub. Notes(b)	5.700(a)	12/31/49	9,925	9,862,969
Sr. Unsec’d. Notes	2.375	01/22/18	55,125	55,601,280
Sr. Unsec’d. Notes	2.550	10/23/19	19,500	19,492,376
Sr. Unsec’d. Notes(b)	2.600	04/23/20	15,000	14,886,090
Sr. Unsec’d. Notes	2.625	01/31/19	5,000	5,035,750
Sr. Unsec’d. Notes	2.900	07/19/18	16,050	16,363,713
Sr. Unsec’d. Notes	5.375	03/15/20	10,000	10,985,430
Sr. Unsec’d. Notes	5.950	01/18/18	36,835	39,670,448
Sr. Unsec’d. Notes	6.150	04/01/18	24,250	26,333,463
Sr. Unsec’d. Notes, MTN	7.500	02/15/19	25,727	29,438,403
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500	05/15/18	5,000	4,945,055

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC USA, Inc.,
Sr. Unsec’d. Notes	2.625%	09/24/18	9,855	$9,996,449
Sub. Notes	4.875	08/24/20	12,865	14,045,338
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(b)	2.600	08/02/18	13,660	13,675,777
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.000(a)	12/31/49	20,000	19,000,000
Jr. Sub. Notes	7.900(a)	04/29/49	14,000	14,252,000
Sr. Unsec’d. Notes	1.625	05/15/18	11,184	11,101,015
Sr. Unsec’d. Notes(b)	1.800	01/25/18	20,500	20,472,428
Sr. Unsec’d. Notes(b)	2.000	08/15/17	8,875	8,905,086
Sr. Unsec’d. Notes	2.200	10/22/19	15,705	15,577,805
Sr. Unsec’d. Notes	2.250	01/23/20	25,350	24,938,848
Sr. Unsec’d. Notes	2.550	10/29/20	15,090	14,963,380
Sr. Unsec’d. Notes	6.000	01/15/18	40,000	43,202,440
Sr. Unsec’d. Notes(b)	6.300	04/23/19	65,200	73,108,825
KeyBank NA,
Sr. Unsec’d. Notes	1.650	02/01/18	10,425	10,389,430
Sr. Unsec’d. Notes	2.500	12/15/19	16,025	16,047,259
Lloyds Bank PLC (United Kingdom),
Gtd. Notes(b)	2.000	08/17/18	9,090	9,096,908
Gtd. Notes	2.700	08/17/20	7,494	7,546,953
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes(b)	1.750	05/14/18	20,260	20,216,259
Bank Gtd. Notes(b)	2.300	11/27/18	5,850	5,873,225
Bank Gtd. Notes, MTN, 144A	5.800	01/13/20	24,810	27,818,535
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300	01/30/19	23,960	24,008,064
Merrill Lynch & Co, Inc.,
Sr. Unsec’d. Notes, MTN(b)	6.875	04/25/18	30,840	34,024,446
Sub. Notes	6.050	05/16/16	12,000	12,197,892
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A	1.850	03/21/18	5,750	5,719,071
Gtd. Notes, 144A	2.450	04/16/19	17,955	17,962,990
Morgan Stanley,
Jr. Sub. Notes	5.450(a)	12/31/49	17,375	16,962,344
Jr. Sub. Notes(b)	5.550(a)	12/31/49	4,700	4,700,000
Sr. Unsec’d. Notes(b)	1.875	01/05/18	17,140	17,123,169
Sr. Unsec’d. Notes	2.125	04/25/18	26,790	26,825,765

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banks (cont’d.)
Sr. Unsec’d. Notes	2.650%	01/27/20	19,700	$19,646,436
Sr. Unsec’d. Notes	4.750	03/22/17	10,000	10,358,190
Sr. Unsec’d. Notes, MTN	2.375	07/23/19	26,670	26,580,629
Sr. Unsec’d. Notes, MTN	5.450	01/09/17	4,550	4,723,118
Sr. Unsec’d. Notes, MTN	5.500	01/26/20	14,765	16,254,966
Sr. Unsec’d. Notes, MTN	5.550	04/27/17	14,875	15,607,460
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	5,498	6,067,587
Sr. Unsec’d. Notes, MTN	5.750	10/18/16	5,257	5,437,178
Sr. Unsec’d. Notes, MTN(b)	6.250	08/28/17	11,493	12,305,819
Sr. Unsec’d. Notes, MTN	6.625	04/01/18	25,000	27,413,250
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125	03/20/17	5,400	5,506,542
PNC Bank NA,
Sr. Unsec’d. Notes(b)	2.200	01/28/19	25,425	25,508,013
Sr. Unsec’d. Notes	2.250	07/02/19	29,850	29,982,564
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.375	03/16/16	15,847	15,950,386
Santander Bank NA, Sr. Unsec’d. Notes	2.000	01/12/18	12,785	12,690,979
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625	04/19/16	3,055	3,081,802
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875	10/16/20	21,590	21,443,425
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375	03/25/19	44,760	44,965,896
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes	1.500	01/18/18	10,270	10,183,475
Bank Gtd. Notes	1.800	07/18/17	19,221	19,211,524
Bank Gtd. Notes	2.450	01/10/19	8,680	8,710,970
Bank Gtd. Notes	2.450	01/16/20	7,110	7,069,629
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes	2.350	11/01/18	17,695	17,787,509
Sr. Unsec’d. Notes	2.500	05/01/19	20,200	20,299,929
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes	2.500	01/25/19	5,325	5,374,357
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	2.375	08/14/19	25,410	25,380,270
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950	09/24/20	13,750	13,621,644

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banks (cont’d.)
Union Bank NA, Sr. Unsec’d. Notes	2.625%	09/26/18	17,785	$17,955,718
US Bancorp, Jr. Sub. Notes	3.442	02/01/16	10,000	10,012,790
Wachovia Bank NA, Sub. Notes	6.000	11/15/17	12,525	13,508,538
Wells Fargo & Co.,
Jr. Sub. Notes	7.980(a)	03/29/49	17,472	18,149,040
Sr. Unsec’d. Notes	2.125	04/22/19	23,975	24,004,010

				2,052,975,591

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375	01/15/20	10,000	11,065,560
Beam, Inc. (Japan), Sr. Unsec’d. Notes	1.875	05/15/17	8,465	8,474,185
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375	11/26/18	25,500	25,462,949
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900	01/15/16	14,744	14,749,455
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400	10/01/17	16,325	16,260,826
Molson Coors Brewing Co., Gtd. Notes	2.000	05/01/17	10,975	10,977,524
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450	01/15/17	30,990	31,228,716

				118,219,215

Biotechnology 2.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.125	05/15/17	26,975	27,139,601
Sr. Unsec’d. Notes	2.125	05/01/20	23,895	23,569,144
Sr. Unsec’d. Notes	2.200	05/22/19	24,700	24,668,829
Sr. Unsec’d. Notes	2.300	06/15/16	13,775	13,854,261
Sr. Unsec’d. Notes	6.150	06/01/18	6,000	6,582,486
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	12,910	12,876,060
Celgene Corp., Sr. Unsec’d. Notes	1.900	08/15/17	5,555	5,575,726
Sr. Unsec’d. Notes	2.300	08/15/18	17,100	17,219,084
Sr. Unsec’d. Notes	2.875	08/15/20	27,740	27,530,896
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550	09/01/20	19,620	19,612,544

				178,628,631

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Building Materials 0.3%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes(b)	3.000%	06/15/20	11,000	$10,939,973
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	1.703(a)	06/30/17	13,885	13,788,402

				24,728,375

Chemicals 2.6%
Ashland, Inc., Sr. Unsec’d. Notes	3.875	04/15/18	15,000	15,300,000
Cabot Corp., Sr. Unsec’d. Notes	2.550	01/15/18	19,425	19,572,785
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550	05/15/19	15,000	17,679,735
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400	06/01/17	8,770	8,817,858
Sr. Unsec’d. Notes	2.700	01/15/20	29,600	29,307,611
Ecolab, Inc., Sr. Unsec’d. Notes	1.450	12/08/17	15,600	15,452,190
Sr. Unsec’d. Notes	2.250	01/12/20	4,215	4,190,739
Sr. Unsec’d. Notes	3.000	12/08/16	21,965	22,280,286
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000	04/15/19	41,595	44,248,719
Monsanto Co., Sr. Unsec’d. Notes	2.750	07/15/21	10,275	10,062,482
PPG Industries, Inc., Sr. Unsec’d. Notes	1.900	01/15/16	4,665	4,666,679
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000	09/15/17	4,739	5,044,064
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350	12/15/17	13,325	13,211,151
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	20,875	20,707,228

				230,541,527

Commercial Services 0.8%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250	07/15/17	30,076	29,925,620
Catholic Health Initiatives, Sec’d. Notes	1.600	11/01/17	2,100	2,095,917
Unsec’d. Notes	2.600	08/01/18	5,270	5,291,707
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(e)(f)	1.400	04/15/16	2,975	2,973,578
Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(e)(f)	2.350	10/15/19	20,835	20,537,497
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(e)(f)	2.750	03/15/17	3,520	3,562,828

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(e)(f)	2.800%	11/01/18	2,050	$2,063,294
Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10 - 11/05/13)(e)(f)	6.375	10/15/17	4,461	4,790,521

				71,240,962

Computers 1.2%
Apple, Inc., Sr. Unsec’d. Notes	2.850	05/06/21	33,785	34,599,218
EMC Corp., Sr. Unsec’d. Notes	1.875	06/01/18	32,460	30,287,712
Hewlett Packard Enterprise Co., Gtd. Notes, 144A(b)	2.450	10/05/17	27,170	27,146,960
Gtd. Notes, 144A	2.850	10/05/18	5,090	5,087,160
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	13,195	13,096,037

				110,217,087

Diversified Financial Services 3.2%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	2.750	05/15/17	4,850	4,819,687
Gtd. Notes	3.750	05/15/19	7,310	7,300,862
Air Lease Corp., Sr. Unsec’d. Notes	4.500	01/15/16	4,200	4,200,105
Sr. Unsec’d. Notes(b)	5.625	04/01/17	2,665	2,764,937
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750	11/18/19	10,000	9,862,500
American Express Co., Jr. Sub. Notes	4.900(a)	12/31/49	9,330	8,863,500
Jr. Sub. Notes(b)	5.200(a)	12/31/49	2,560	2,518,400
Sr. Unsec’d. Notes	0.968(a)	05/22/18	2,000	1,987,612
Sr. Unsec’d. Notes	7.000	03/19/18	19,920	22,091,121
American Express Credit Corp., Sr. Unsec’d. Notes	2.250	08/15/19	8,850	8,851,549
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150	11/21/18	3,675	3,643,333
Sr. Unsec’d. Notes(b)	2.300	06/05/19	11,125	10,986,928
Sub. Notes	8.800	07/15/19	7,995	9,524,372
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200	07/25/18	3,950	3,958,208
Discover Financial Services, Sr. Unsec’d. Notes	6.450	06/12/17	4,112	4,344,443
GE Capital International Funding Co., Gtd. Notes, 144A(b)	0.964	04/15/16	16,920	16,927,631

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Gtd. Notes, 144A	2.342%	11/15/20	8,342	$8,272,428
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000	08/07/19	2,864	3,244,454
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875	04/15/18	16,644	16,768,830
Sr. Unsec’d. Notes	5.750	05/15/16	3,750	3,801,562
Sr. Unsec’d. Notes(b)	8.750	03/15/17	10,644	11,335,860
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	5.250(d)	02/06/12	1,520	112,100
Sr. Unsec’d. Notes(c)	5.625(d)	01/24/13	1,000	73,750
Sr. Unsec’d. Notes(c)	6.000(d)	07/19/12	900	66,375
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000	01/25/17	9,565	9,804,125
Sr. Unsec’d. Notes, MTN	6.250	01/25/16	3,490	3,496,195
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000	09/13/16	14,300	14,357,486
Sr. Unsec’d. Notes, GMTN	2.750	03/19/19	32,025	32,197,775
NYSE Euronext, Gtd. Notes	2.000	10/05/17	19,880	19,910,814
Synchrony Financial, Sr. Unsec’d. Notes	1.875	08/15/17	7,025	6,992,797
Sr. Unsec’d. Notes	2.700	02/03/20	17,625	17,287,041
Sr. Unsec’d. Notes	3.000	08/15/19	10,115	10,100,960

				280,467,740

Electric 2.1%
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650	12/15/17	19,295	19,152,198
CMS Energy Corp., Sr. Unsec’d. Notes	6.550	07/17/17	5,000	5,339,230
Commonwealth Edison Co., First Mortgage	2.150	01/15/19	5,375	5,350,001
Dayton Power & Light Co. (The), First Mortgage	1.875	09/15/16	3,450	3,453,012
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950	08/15/16	10,100	10,125,442
Duke Energy Corp., Sr. Unsec’d. Notes	2.100	06/15/18	4,350	4,355,955
Entergy Corp., Sr. Unsec’d. Notes	4.700	01/15/17	7,460	7,649,708
Exelon Corp., Sr. Unsec’d. Notes	2.850	06/15/20	10,420	10,363,034
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	2.950	01/15/20	26,996	26,898,922
FirstEnergy Corp., Sr. Unsec’d. Notes(b)	2.750	03/15/18	10,850	10,899,378
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000	09/15/17	7,040	7,501,754

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%	06/01/17	4,770	$4,752,923
Ohio Power Co., Sr. Unsec’d. Notes	6.000	06/01/16	10,366	10,558,144
PG&E Corp., Sr. Unsec’d. Notes	2.400	03/01/19	18,060	18,021,478
PSEG Power LLC, Gtd. Notes	2.750	09/15/16	16,085	16,215,321
Southern Co. (The), Sr. Unsec’d. Notes	1.950	09/01/16	10,455	10,498,587
Sr. Unsec’d. Notes	2.450	09/01/18	7,050	7,104,849
TECO Finance, Inc., Gtd. Notes	4.000	03/15/16	4,000	4,019,384
Gtd. Notes	6.572	11/01/17	2,000	2,155,032

				184,414,352

Electronics 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000	03/01/18	5,425	5,420,633
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.750	03/11/18	7,825	8,373,658

				13,794,291

Food 2.0%
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900	01/25/18	13,195	13,121,807
Sr. Unsec’d. Notes	2.100	03/15/18	9,718	9,688,418
JM Smucker Co. (The), Gtd. Notes	1.750	03/15/18	5,965	5,936,941
Gtd. Notes	2.500	03/15/20	3,100	3,077,919
Kellogg Co., Sr. Unsec’d. Notes	1.750	05/17/17	4,925	4,927,177
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(b)	2.250	06/05/17	10,720	10,797,463
Sr. Unsec’d. Notes	6.125	08/23/18	11,431	12,550,552
Kraft Heinz Foods Co., Gtd. Notes, 144A(b)	2.800	07/02/20	38,045	37,946,615
Kroger Co. (The), Gtd. Notes	6.400	08/15/17	9,800	10,523,426
Sr. Unsec’d. Notes(b)	2.300	01/15/19	4,125	4,135,795
Tyson Foods, Inc., Gtd. Notes	2.650	08/15/19	13,580	13,587,523
Gtd. Notes	6.600	04/01/16	21,250	21,531,159
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000	10/20/17	7,390	7,401,972

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Food (cont’d.)
Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	$23,803,362
Sr. Unsec’d. Notes, 144A	2.900	10/21/19	2,550	2,573,598

				181,603,727

Forest & Paper Products 0.6%
International Paper Co., Sr. Unsec’d. Notes(b)	5.250	04/01/16	4,500	4,541,621
Sr. Unsec’d. Notes	7.950	06/15/18	34,026	38,583,817
Sr. Unsec’d. Notes	9.375	05/15/19	8,295	9,954,912

				53,080,350

Gas 0.7%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950	02/01/17	12,400	12,936,957
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(b)	2.800	11/15/20	9,700	9,731,729
Sempra Energy, Sr. Unsec’d. Notes	2.300	04/01/17	12,390	12,462,048
Sr. Unsec’d. Notes	2.850	11/15/20	22,900	22,885,619

				58,016,353

Hand & Machine Tools 0.2%
Stanley Black & Decker, Inc., Sub. Notes	2.451	11/17/18	21,945	22,030,629

Healthcare - Products 2.2%
Baxter International, Inc., Sr. Unsec’d. Notes	1.850	01/15/17	6,765	6,792,351
Sr. Unsec’d. Notes	1.850	06/15/18	6,190	6,153,015
Becton Dickinson & Co., Sr. Unsec’d. Notes	1.450	05/15/17	4,500	4,480,987
Sr. Unsec’d. Notes	2.675	12/15/19	17,730	17,826,522
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20	6,575	6,540,751
CR Bard, Inc., Sr. Unsec’d. Notes	1.375	01/15/18	11,225	11,083,150
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	10,525	10,647,111
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	68,610	69,096,788
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.800	09/15/20	25,260	25,269,548
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250	08/15/16	13,005	13,076,202
Sr. Unsec’d. Notes	2.400	02/01/19	4,985	4,982,812

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare - Products (cont’d.)
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	6,412	$6,372,496
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,241,013

				197,562,746

Healthcare - Services 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	1.500	11/15/17	3,000	2,988,699
Sr. Unsec’d. Notes	1.750	05/15/17	10,655	10,667,339
Sr. Unsec’d. Notes	2.200	03/15/19	10,125	10,072,532
Anthem, Inc., Sr. Unsec’d. Notes	1.875	01/15/18	41,195	41,016,296
Sr. Unsec’d. Notes	2.250	08/15/19	21,715	21,578,174
Sr. Unsec’d. Notes	2.300	07/15/18	12,975	12,950,529
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950	03/15/17	19,180	20,141,282
Dignity Health, Sec’d. Notes	2.637	11/01/19	8,900	8,935,556
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	9,032,795
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200	08/23/17	14,785	14,837,058
Sr. Unsec’d. Notes	2.500	11/01/18	8,100	8,120,258
Sr. Unsec’d. Notes(b)	2.625	02/01/20	3,640	3,593,601
Sr. Unsec’d. Notes(b)	4.625	11/15/20	3,730	3,928,033
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(b)	2.500	03/30/20	30,000	29,592,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	2.700	07/15/20	14,800	14,955,060
Sr. Unsec’d. Notes	6.000	02/15/18	15,075	16,395,766

				228,804,978

Home Builders 0.2%
D.R. Horton, Inc., Gtd. Notes(b)	3.625	02/15/18	11,000	11,137,500
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	8,050	8,211,000

				19,348,500

Home Furnishings 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400	03/01/19	12,725	12,674,380

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Housewares 0.3%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	7,090	$6,963,366
Sr. Unsec’d. Notes	2.875	12/01/19	19,755	19,057,194

				26,020,560

Insurance 3.0%
ACE INA Holdings, Inc., Gtd. Notes	2.300	11/03/20	24,800	24,621,663
Allied World Assurance Co. Ltd., Gtd. Notes	7.500	08/01/16	5,090	5,258,810
American International Group, Inc., Sr. Unsec’d. Notes(b)	2.300	07/16/19	29,190	28,942,819
Aon Corp., Gtd. Notes	3.125	05/27/16	4,665	4,701,126
Axis Specialty Finance PLC, Gtd. Notes	2.650	04/01/19	9,160	9,121,033
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000	06/01/21	10,004	10,699,518
Sr. Unsec’d. Notes, 144A	6.700	08/15/16	3,135	3,237,308
Markel Corp., Sr. Unsec’d. Notes	7.125	09/30/19	14,001	16,071,846
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550	10/15/18	5,875	5,930,959
MetLife, Inc., Sr. Unsec’d. Notes	1.756	12/15/17	12,125	12,137,380
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500	01/10/18	18,310	18,213,836
Sec’d. Notes, 144A	2.300	04/10/19	50,000	50,011,900
New York Life Global Funding, Sec’d. Notes, 144A	2.100	01/02/19	20,570	20,596,864
Principal Financial Group, Inc., Gtd. Notes	1.850	11/15/17	10,345	10,353,586
Principal Life Global Funding II, Sec’d. Notes, 144A	2.200	04/08/20	9,525	9,441,171
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $23,895,808; purchased 10/27/14 - 02/12/15)(e)(f)	2.950	11/01/19	23,585	23,632,005
Willis Group Holdings PLC, Gtd. Notes	4.125	03/15/16	4,065	4,087,036
XLIT Ltd. (Ireland), Gtd. Notes	2.300	12/15/18	9,251	9,252,684

				266,311,544

Leisure Time 0.3%
Carnival Corp., Gtd. Notes	1.875	12/15/17	30,705	30,661,368

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Lodging 1.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	25,350	$25,694,912
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,270,099
Sr. Unsec’d. Notes	6.375	06/15/17	9,400	10,047,547
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750	05/15/18	3,000	3,282,243
Sr. Unsec’d. Notes(b)	7.150	12/01/19	10,218	11,758,261
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500	03/01/18	7,610	7,577,932
Sr. Unsec’d. Notes	2.950	03/01/17	29,568	29,747,803
Sr. Unsec’d. Notes	6.000	12/01/16	6,895	7,158,934

				99,537,731

Machinery - Diversified 0.4%
CNH Capital LLC, Gtd. Notes(b)	3.250	02/01/17	13,125	12,993,750
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850	11/15/17	6,770	6,734,397
Xylem, Inc., Sr. Unsec’d. Notes	3.550	09/20/16	20,030	20,303,349

				40,031,496

Media 3.3%
21st Century Fox America, Inc., Gtd. Notes	5.650	08/15/20	7,180	8,030,212
Gtd. Notes	8.000	10/17/16	30,452	32,035,382
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	4,900	4,877,362
Gtd. Notes, 144A	6.100	02/15/18	10,000	10,768,470
CBS Corp., Gtd. Notes	1.950	07/01/17	7,702	7,704,418
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	4.464	07/23/22	49,305	49,132,925
Comcast Corp., Gtd. Notes	5.150	03/01/20	5,468	6,109,555
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625	07/15/18	4,698	4,944,645
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	1.750	01/15/18	14,900	14,840,743
Gtd. Notes	2.400	03/15/17	14,850	14,969,498
Gtd. Notes	4.600	02/15/21	4,700	4,978,104
DISH DBS Corp., Gtd. Notes	4.250	04/01/18	10,000	10,025,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974	04/15/19	23,725	23,710,196
NBCUniversal Media LLC, Gtd. Notes	4.375	04/01/21	5,355	5,816,762

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media (cont’d.)
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%	02/23/17	8,700	$8,658,388
Time Warner Cable, Inc., Gtd. Notes	5.850	05/01/17	11,068	11,578,511
Gtd. Notes	6.750	07/01/18	9,162	9,996,218
Gtd. Notes	8.250	04/01/19	9,759	11,206,260
Gtd. Notes	8.750	02/14/19	10,135	11,757,137
Time Warner, Inc., Gtd. Notes	2.100	06/01/19	24,000	23,867,880
Viacom, Inc., Sr. Unsec’d. Notes	2.500	12/15/16	9,025	9,043,691
Sr. Unsec’d. Notes	2.500	09/01/18	6,290	6,274,288
Sr. Unsec’d. Notes	6.250	04/30/16	3,864	3,923,575

				294,249,220

Mining 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(b)	6.250(a)	10/19/75	7,870	7,702,763
Freeport-McMoRan, Inc., Gtd. Notes	2.375	03/15/18	595	464,100
Sr. Unsec’d. Notes	2.150	03/01/17	11,150	10,202,250

				18,369,113

Miscellaneous Manufacturing 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750	04/15/19	7,150	5,880,875
Crane Co., Sr. Unsec’d. Notes	2.750	12/15/18	9,500	9,470,484
Eaton Corp., Gtd. Notes	1.500	11/02/17	12,250	12,172,666
General Electric Co., Sr. Unsec’d. Notes	5.250	12/06/17	6,022	6,429,593
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875	01/15/19	3,715	3,752,239
Koppers, Inc., Gtd. Notes(b)	7.875	12/01/19	4,000	3,950,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875	09/15/17	4,100	4,055,478
Textron, Inc., Sr. Unsec’d. Notes	4.625	09/21/16	14,650	14,963,964
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350	08/01/19	3,455	3,443,419

				64,118,718

Office & Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	2.950	03/15/17	2,010	2,024,936

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Oil & Gas 2.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	48,705	$51,073,134
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375	05/10/18	15,300	15,080,690
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A	2.450	05/01/20	16,040	15,842,612
Devon Energy Corp., Sr. Unsec’d. Notes	2.250	12/15/18	11,900	10,860,690
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250	12/15/19	3,291	3,634,936
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.500	03/01/16	4,300	4,312,117
Nabors Industries, Inc., Gtd. Notes	2.350	09/15/16	2,485	2,472,654
Gtd. Notes	6.150	02/15/18	15,755	15,986,331
Noble Holding International Ltd., Gtd. Notes(b)	2.500	03/15/17	3,095	2,919,894
Phillips 66, Gtd. Notes	2.950	05/01/17	6,430	6,517,397
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650	03/15/17	5,250	5,420,425
Sr. Unsec’d. Notes	6.875	05/01/18	19,140	20,333,456
Southwestern Energy Co., Sr. Unsec’d. Notes(b)	3.300	01/23/18	5,880	4,821,600
Sr. Unsec’d. Notes(b)	4.050	01/23/20	6,045	4,382,625
Sr. Unsec’d. Notes(b)	7.500	02/01/18	1,150	977,500
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100	06/01/18	12,218	13,141,168
Transocean, Inc., Gtd. Notes	3.000	10/15/17	9,600	8,514,000
Gtd. Notes(b)	5.800	12/15/16	3,375	3,273,750

				189,564,979

Oil & Gas Services 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	6.375	07/15/18	4,742	5,142,818
Halliburton Co., Sr. Unsec’d. Notes	2.700	11/15/20	27,620	27,300,934
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350	12/01/17	5,360	5,244,765
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	2.350	12/21/18	12,920	12,836,136
Weatherford International Ltd., Gtd. Notes	5.500	02/15/16	4,850	4,825,750
Gtd. Notes(b)	6.000	03/15/18	14,700	13,554,870
Gtd. Notes	6.350	06/15/17	10,350	10,091,250

				78,996,523

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging & Containers 0.3%
Ball Corp., Gtd. Notes	4.375%	12/15/20	1,940	$1,970,313
Rock-Tenn Co., Gtd. Notes	4.450	03/01/19	12,675	13,210,481
WestRock RKT Co., Gtd. Notes	3.500	03/01/20	11,515	11,630,426

				26,811,220

Pharmaceuticals 5.1%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750	11/06/17	39,375	39,298,573
Sr. Unsec’d. Notes	2.000	11/06/18	15,000	14,933,205
Sr. Unsec’d. Notes	2.500	05/14/20	46,995	46,522,512
Actavis Funding SCS, Gtd. Notes	2.450	06/15/19	6,530	6,459,398
Gtd. Notes	3.000	03/12/20	53,525	53,482,448
Actavis, Inc., Sr. Unsec’d. Notes	1.875	10/01/17	18,710	18,687,716
Allergan, Inc., Sr. Unsec’d. Notes	5.750	04/01/16	15,900	16,028,949
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	2.875	06/23/20	35,210	34,773,044
Bayer US Finance LLC (Germany), Gtd. Notes, 144A(b)	2.375	10/08/19	15,975	15,985,032
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700	03/15/18	9,455	9,429,330
Sr. Unsec’d. Notes	1.900	06/15/17	8,050	8,073,458
Express Scripts Holding Co., Gtd. Notes	2.250	06/15/19	25,000	24,852,650
Gtd. Notes	2.650	02/15/17	26,467	26,726,932
Gtd. Notes	3.125	05/15/16	7,300	7,348,713
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375	02/01/19	10,000	10,475,760
McKesson Corp., Sr. Unsec’d. Notes	2.284	03/15/19	24,800	24,701,593
Sr. Unsec’d. Notes	3.250	03/01/16	2,310	2,318,290
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes(b)	3.000	11/15/20	17,255	17,249,789
Medco Health Solutions, Inc., Gtd. Notes	4.125	09/15/20	2,000	2,098,198
Gtd. Notes	7.125	03/15/18	2,810	3,106,278
Mylan, Inc., Gtd. Notes	2.600	06/24/18	7,855	7,794,595
Gtd. Notes, 144A	3.000	12/15/18	4,090	4,080,973
Sr. Unsec’d. Notes	2.550	03/28/19	3,195	3,153,197

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	8,350	$8,231,472
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes(b)	2.400	11/10/16	18,420	18,534,075
Zoetis, Inc., Sr. Unsec’d. Notes	1.150	02/01/16	4,850	4,849,137
Sr. Unsec’d. Notes	1.875	02/01/18	10,650	10,507,663
Sr. Unsec’d. Notes	3.450	11/13/20	11,430	11,443,316

				451,146,296

Pipelines 1.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650	11/15/18	5,610	5,397,061
Columbia Pipeline Group, Inc., Gtd. Notes, 144A	2.450	06/01/18	8,745	8,550,144
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350	03/15/20	10,000	8,600,390
DCP Midstream Operating LP, Gtd. Notes(b)	2.500	12/01/17	8,990	8,090,092
Gtd. Notes(b)	2.700	04/01/19	4,560	3,694,010
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500	04/01/20	5,000	5,101,510
Enable Midstream Partners LP, Gtd. Notes	2.400	05/15/19	6,545	5,815,062
Enterprise Products Operating LLC, Gtd. Notes	1.650	05/07/18	8,305	8,101,934
Gtd. Notes	2.550	10/15/19	14,680	14,073,907
Gtd. Notes	3.200	02/01/16	2,190	2,190,699
Gtd. Notes	6.650	04/15/18	3,400	3,691,727
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650	02/01/19	8,300	7,673,134
Sr. Unsec’d. Notes	3.500	03/01/16	10,061	10,093,346
Sr. Unsec’d. Notes	6.000	02/01/17	4,900	4,957,276
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650	10/15/16	3,990	4,098,544
ONEOK Partners LP, Gtd. Notes	2.000	10/01/17	13,030	12,446,165
Gtd. Notes	3.200	09/15/18	9,185	8,762,830
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646	02/15/20	3,535	3,336,404
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950	09/25/18	14,115	13,868,834
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	7,142	6,901,108
Williams Partners LP, Sr. Unsec’d. Notes	5.250	03/15/20	12,042	11,183,996
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250	02/01/17	1,000	1,019,735

				157,647,908

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate 0.4%
WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	1,500	$1,487,643
Gtd. Notes, 144A	3.250	10/05/20	13,485	13,536,607
Gtd. Notes, 144A	1.750	09/15/17	16,900	16,754,998

				31,779,248

Real Estate Investment Trusts (REITs) 1.4%
Digital Delta Holdings LLC, Gtd. Notes, 144A(b)	3.400	10/01/20	6,235	6,241,833
ERP Operating LP, Sr. Unsec’d. Notes(b)	2.375	07/01/19	11,370	11,400,051
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750	08/15/19	5,100	5,123,307
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700	05/01/17	3,235	3,398,837
Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,374,928
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17	13,340	13,335,838
Realty Income Corp.,
Sr. Unsec’d. Notes	2.000	01/31/18	7,800	7,804,454
Sr. Unsec’d. Notes	5.950	09/15/16	1,700	1,750,449
Sr. Unsec’d. Notes(b)	6.750	08/15/19	3,860	4,390,580
Regency Centers LP, Gtd. Notes	6.000	06/15/20	1,865	2,103,701
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	8,977,150
Select Income Reit, Sr. Unsec’d. Notes	2.850	02/01/18	6,870	6,860,547
Simon Property Group LP,
Sr. Unsec’d. Notes	2.200	02/01/19	12,200	12,262,281
Sr. Unsec’d. Notes	2.800	01/30/17	1,685	1,707,119
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes(b)	2.000	02/15/18	8,035	7,995,765
Vornado Realty LP, Sr. Unsec’d. Notes	2.500	06/30/19	13,815	13,605,565
Weyerhaeuser Co., Sr. Unsec’d. Notes(b)	7.375	10/01/19	7,607	8,737,073

				122,069,478

Retail 1.9%
Autozone, Inc., Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,157,090
CVS Health Corp.,
Sr. Unsec’d. Notes	2.250	12/05/18	24,250	24,367,006
Sr. Unsec’d. Notes	2.250	08/12/19	20,350	20,323,219
Sr. Unsec’d. Notes	2.800	07/20/20	39,805	39,983,804

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Retail (cont’d.)
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	$26,660,707
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900	12/01/16	8,844	9,176,658
Mcdonald’s Corp., Sr. Unsec’d. Notes(b)	2.750	12/09/20	22,810	22,794,284
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes	1.750	11/17/17	5,755	5,743,772
Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,218,858
Yum! Brands, Inc., Sr. Unsec’d. Notes	6.250	04/15/16	5,300	5,366,335

				171,791,733

Semiconductors 0.3%
KLA-Tencor Corp.,
Sr. Unsec’d. Notes	2.375	11/01/17	3,345	3,346,739
Sr. Unsec’d. Notes	3.375	11/01/19	2,550	2,576,206
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	13,825	13,827,475
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750	06/01/18	4,825	4,849,125

				24,599,545

Software 1.1%
CA, Inc., Sr. Unsec’d. Notes	2.875	08/15/18	7,865	7,895,461
Fidelity National Information Services, Inc.,
Gtd. Notes	1.450	06/05/17	2,090	2,061,716
Gtd. Notes	2.000	04/15/18	7,500	7,374,233
Sr. Unsec’d. Notes	2.850	10/15/18	7,180	7,205,353
Sr. Unsec’d. Notes	3.625	10/15/20	9,570	9,694,668
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,083,787
Intuit, Inc., Sr. Unsec’d. Notes	5.750	03/15/17	4,537	4,753,551
Oracle Corp.,
Sr. Unsec’d. Notes	2.375	01/15/19	37,340	37,916,567
Sr. Unsec’d. Notes	2.800	07/08/21	2,690	2,724,714

				94,710,050

Telecommunications 6.7%
America Movil SAB de CV (Mexico),
Gtd. Notes	2.375	09/08/16	24,770	24,860,832
Gtd. Notes	5.000	03/30/20	11,400	12,370,493
AT&T, Inc.,
Sr. Unsec’d. Notes	1.600	02/15/17	34,100	34,195,173
Sr. Unsec’d. Notes	1.700	06/01/17	3,000	3,008,274

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sr. Unsec’d. Notes	2.400%	08/15/16	6,925	$6,970,767
Sr. Unsec’d. Notes(b)	2.450	06/30/20	77,815	76,634,080
Sr. Unsec’d. Notes	2.950	05/15/16	15,420	15,513,892
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	2.350	02/14/19	6,800	6,818,197
Sr. Unsec’d. Notes	5.950	01/15/18	33,835	36,481,777
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381	12/15/17	15,090	15,106,599
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.150	06/15/17	10,450	10,737,375
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A(b)	2.250	03/06/17	20,425	20,552,186
Gtd. Notes, 144A	3.125	04/11/16	8,800	8,849,166
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(e)(f)	7.082	06/01/16	8,480	8,612,288
Nippon Telegraph & Telephone Corp. (Japan), Sec’d. Notes(b)	1.400	07/18/17	8,720	8,686,977
Orange SA (France),
Sr. Unsec’d. Notes	2.750	09/14/16	10,225	10,339,878
Sr. Unsec’d. Notes(b)	2.750	02/06/19	21,115	21,411,433
Sr. Unsec’d. Notes	5.375	07/08/19	4,828	5,320,244
Qwest Corp.,
Sr. Unsec’d. Notes	6.500	06/01/17	8,500	8,894,995
Sr. Unsec’d. Notes	8.375	05/01/16	8,679	8,798,336
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192	04/27/18	28,700	29,256,837
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes(b)	5.500	11/15/19	8,700	9,502,784
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.100	11/01/17	13,100	12,979,860
Sr. Unsec’d. Notes	2.000	11/01/16	29,575	29,759,193
Sr. Unsec’d. Notes	2.625	02/21/20	76,469	76,734,883
Sr. Unsec’d. Notes	4.500	09/15/20	15,000	16,116,105
Sr. Unsec’d. Notes	6.350	04/01/19	30,000	33,751,020
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes(b)	1.250	09/26/17	19,270	19,084,719
Sr. Unsec’d. Notes	1.625	03/20/17	24,750	24,712,677

				596,061,040

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of December 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%	01/15/16	4,072	$4,076,308

Toys, Games & Hobbies
Mattel, Inc., Sr. Unsec’d. Notes	2.500	11/01/16	4,000	4,039,024

Transportation 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(b)	6.875	02/15/16	2,000	2,012,950
CSX Corp.,
Sr. Unsec’d. Notes	6.250	03/15/18	11,608	12,632,046
Sr. Unsec’d. Notes	7.375	02/01/19	15,175	17,369,669
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625	01/15/18	5,370	5,367,720
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700	05/15/17	6,810	7,360,507
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,480	7,358,405
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125	04/01/19	15,400	16,993,392

				69,094,689

Trucking & Leasing 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(e)(f)	2.500	03/15/16	10,050	10,067,386
Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(e)(f)	2.500	06/15/19	6,585	6,477,454
Sr. Unsec’d. Notes, 144A (original cost $17,698,742; purchased 07/16/15)(e)(f)	3.200	07/15/20	17,770	17,591,678

				34,136,518

TOTAL CORPORATE BONDS (cost $7,670,957,177)				7,641,845,721

FOREIGN AGENCIES 1.3%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750	05/09/18	8,450	8,314,606
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A(b)	2.150	01/22/19	12,900	12,838,815
Sr. Unsec’d. Notes, 144A	2.350	10/13/20	22,350	22,002,457
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875	05/04/17	9,500	9,744,055
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000	05/20/16	15,595	15,361,075
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875	01/27/16	4,100	4,083,600

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN AGENCIES (Continued)
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	46,030	$45,865,121

TOTAL FOREIGN AGENCIES (cost $118,568,057)				118,209,729

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Notes (cost $8,705,000)	1.250	12/15/18	8,705	8,686,641

SOVEREIGN BOND 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN (cost $8,359,205)	5.950	03/19/19	7,556	8,387,160

			Shares
PREFERRED STOCK 0.1%

Banking
Citigroup Capital XIII, 6.692% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,430,680

TOTAL LONG-TERM INVESTMENTS (cost $8,746,019,748)				8,697,632,780

SHORT-TERM INVESTMENT 4.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $373,875,490; includes $230,965,747 of cash collateral for securities on loan)(g)(h)(Note 3)			373,875,490	373,875,490

TOTAL INVESTMENTS 102.0% (cost $9,119,895,238) ( Note 5)				9,071,508,270
Liabilities in excess of other assets(i) (2.0)%				(177,131,805)

NET ASSETS 100.0%				$8,894,376,465

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of December 31, 2015 continued

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDS—Credit Default Swap

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

L2—Level 2

L3—Level 3

MTN—Medium Term Note

OTC—Over-the-counter

REIT—Real Estate Investment Trust

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $225,645,455; cash collateral of $230,965,747 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(d)	Security is post-maturity.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $102,200,887. The aggregate value, $100,308,529, is approximately 1.1% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3,525	2 Year U.S. Treasury Notes	Mar. 2016	$767,122,072	$765,751,171	$(1,370,901)
1,622	5 Year U.S. Treasury Notes	Mar. 2016	192,439,467	191,915,547	(523,920)

					(1,894,821)

	Short Positions:
518	10 Year U.S. Treasury Notes	Mar. 2016	65,340,626	65,219,437	121,189
59	U.S. Ultra Bonds	Mar. 2016	9,330,852	9,362,563	(31,711)
60	U.S. Long Bonds	Mar. 2016	9,256,077	9,225,000	31,077

					120,555

					$(1,774,266)

(1)	Cash of $3,900,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of December 31, 2015.

See Notes to Financial Statements.

40

Credit default swap agreements outstanding at December 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at December 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
Weatherford International Ltd.	03/20/18	1.000%	14,700	6.490%	$1,619,127	$895,347	$723,780	Morgan Stanley

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at December 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(2):
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.239%	$144,665	$(359,547)	$504,212	Credit Suisse First Boston Corp.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of December 31, 2015 continued

and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$452,456,926	$—
Commercial Mortgage-Backed Securities	—	464,615,923	—
Corporate Bonds	—	7,638,477,696	3,368,025
Foreign Agencies	—	118,209,729	—
U.S. Treasury Obligation	—	8,686,641	—
Sovereign Bond	—	8,387,160	—
Preferred Stock	3,430,680	—	—
Affiliated Money Market Mutual Fund	373,875,490	—	—
Other Financial Instruments*
Futures Contracts	(1,774,266)	—	—
OTC credit default swaps	—	1,763,792	—

Total	$375,531,904	$8,692,597,867	$3,368,025

See Notes to Financial Statements.

42

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/14	$101,615,956
Realized gain (loss)	(1,197)
Change in unrealized appreciation (depreciation)**	(118,920)
Purchases	—
Sales	(1,378,567)
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(96,749,247)

Balance as of 12/31/15	$3,368,025

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(115,881) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of December 31, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$3,368,025	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$96,749,247	L3 to L2	Single to Multiple Broker Quote

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2015 were as follows (Unaudited):

Banks	23.1%
Telecommunications	6.7
Commercial Mortgage-Backed Securities	5.2
Collateralized Loan Obligations	5.1
Pharmaceuticals	5.1
Auto Manufacturers	4.4%
Affiliated Money Market Mutual Fund (including 2.6% of collateral for securities on loan)	4.2
Media	3.3
Diversified Financial Services	3.2

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of December 31, 2015 continued

Insurance	3.0%
Chemicals	2.6
Healthcare - Services	2.6
Healthcare - Products	2.2
Oil & Gas	2.1
Electric	2.1
Food	2.0
Biotechnology	2.0
Retail	1.9
Pipelines	1.8
Agriculture	1.7
Real Estate Investment Trusts (REITs)	1.4
Beverages	1.3
Foreign Agencies	1.3
Computers	1.2
Airlines	1.2
Lodging	1.1
Software	1.1
Oil & Gas Services	0.9
Commercial Services	0.8
Transportation	0.8
Miscellaneous Manufacturing	0.7
Gas	0.7
Forest & Paper Products	0.6
Machinery - Diversified	0.4%
Trucking & Leasing	0.4
Real Estate	0.4
Leisure Time	0.3
Packaging & Containers	0.3
Housewares	0.3
Building Materials	0.3
Semiconductors	0.3
Aerospace & Defense	0.3
Auto Parts & Equipment	0.3
Hand & Machine Tools	0.2
Home Builders	0.2
Mining	0.2
Electronics	0.2
Home Furnishings	0.1
U.S. Treasury Obligation	0.1
Sovereign Bond	0.1
Apparel	0.1
Banking	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$895,347		Premiums received for OTC swap agreements	$359,547
Credit contracts	Unrealized appreciation on OTC swap agreements	1,227,992		—	—
Interest rate contracts	Due from/to broker-variation margin futures	152,266	*	Due from/to broker-variation margin futures	1,926,532	*

Total		$2,275,605			$2,286,079

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

44

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$430,847	$430,847
Interest rate contracts	(8,890,172)	—	(8,890,172)

Total	$(8,890,172)	$430,847	$(8,459,325)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$190,677	$190,677
Interest rate contracts	(578,024)	—	(578,024)

Total	$(578,024)	$190,677	$(387,347)

For the year ended December 31, 2015, the Fund’s average volume of derivative activities is as follows:

Futures Contracts—Long Position(1)	Futures Contracts—Short Position(1)
$892,682,977	$282,761,236

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)
$11,760	$19,000

(1)	Value at Trade Date.
(2)	Notional Amount in USD (000).

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Portfolio of Investments

as of December 31, 2015 continued

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Credit Suisse First Boston Corp.	$504,212	$(359,547)	$—	$144,665
Morgan Stanley	1,619,127	—	(1,610,000)	9,127

	$2,123,339

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Credit Suisse First Boston Corp.	$(359,547)	$359,547	$—	$ —
Morgan Stanley	—	—	—	—

	$(359,547)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

46

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • DECEMBER 31, 2015

Prudential Short-Term Corporate Bond Fund, Inc.

Statement of Assets & Liabilities

as of December 31, 2015

Assets
Investments at value, including securities on loan of $225,645,455:
Unaffiliated investments (cost $8,746,019,748)	$8,697,632,780
Affiliated investments (cost $373,875,490)	373,875,490
Cash	3,929
Dividends and interest receivable	73,288,109
Receivable for Fund shares sold	40,068,632
Deposit with Broker for futures	3,900,000
Unrealized appreciation on OTC swap agreements	1,227,992
Premium paid for OTC swap agreements	895,347
Tax reclaim receivable	89,186
Due from broker—variation margin futures	34,606
Prepaid expenses	63,946

Total Assets	9,191,080,017

Liabilities
Payable to broker for collateral for securities on loan	230,965,747
Payable for Fund shares reacquired	53,510,149
Dividends payable	5,273,557
Management fee payable	3,031,550
Distribution fee payable	1,788,157
Accrued expenses and other liabilities	1,698,267
Premium received for OTC swap agreements	359,547
Affiliated transfer agent fee payable	74,158
Deferred directors’ fees	2,420

Total Liabilities	296,703,552

Net Assets	$8,894,376,465

Net assets were comprised of:
Common stock, at par	$8,073,401
Paid-in capital in excess of par	9,212,559,827

9,220,633,228
Undistributed net investment income	4,267,321
Accumulated net realized loss on investment transactions	(281,592,418)
Net unrealized depreciation on investments	(48,931,666)

Net assets, December 31, 2015	$8,894,376,465

See Notes to Financial Statements.

48

Class A
Net asset value and redemption price per share ($1,801,166,926 ÷ 163,731,731 shares of common stock issued and outstanding)	$11.00
Maximum sales charge (3.25% of offering price)	0.37

Maximum offering price to public	$11.37

Class B
Net asset value, offering price and redemption price per share ($28,396,035 ÷ 2,581,331 shares of common stock issued and outstanding)	$11.00

Class C
Net asset value, offering price and redemption price per share ($1,535,414,288 ÷ 139,570,275 shares of common stock issued and outstanding)	$11.00

Class Q
Net asset value, offering price and redemption price per share ($90,806,586 ÷ 8,227,464 shares of common stock issued and outstanding)	$11.04

Class R
Net asset value, offering price and redemption price per share ($157,206,837 ÷ 14,290,258 shares of common stock issued and outstanding)	$11.00

Class Z
Net asset value, offering price and redemption price per share ($5,281,385,793 ÷ 478,939,031 shares of common stock issued and outstanding)	$11.03

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Statement of Operations

Year Ended December 31, 2015

Net Investment Income
Income
Interest income	$229,687,749
Affiliated income from securities lending, net	532,296
Unaffiliated dividend income	259,876
Affiliated dividend income	222,333

Total income	230,702,254

Expenses
Management fee	36,815,376
Distribution fee—Class A	5,136,992
Distribution fee—Class B	348,749
Distribution fee—Class C	16,323,501
Distribution fee—Class R	1,121,621
Transfer agent’s fees and expenses (including affiliated expense of $463,000)	8,915,000
Custodian and accounting fees	910,000
Shareholders’ reports	575,000
Registration fees	270,000
Directors’ fees	167,000
Insurance expenses	110,000
Legal fees and expenses	74,000
Audit fee	34,000
Commitment fee on syndicated credit agreement	8,000
Miscellaneous	37,139

Total expenses	70,846,378
Less: Distribution fee waiver—Class A	(176,267)
Less: Distribution fee waiver—Class R	(373,863)

Net expenses	70,296,248

Net investment income	160,406,006

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	12,740,730
Futures transactions	(8,890,172)
Swap agreement transactions	430,847

4,281,405

Net change in unrealized appreciation (depreciation) on:
Investments	(87,358,528)
Futures	(578,024)
Swap agreements	190,677

(87,745,875)

Net loss on investment transactions	(83,464,470)

Net Increase In Net Assets Resulting From Operations	$76,941,536

See Notes to Financial Statements.

50

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$160,406,006	$169,196,159
Net realized gain on investment transactions	4,281,405	25,787,615
Net change in unrealized appreciation (depreciation) on investments	(87,745,875)	(62,599,865)

Net increase in net assets resulting from operations	76,941,536	132,383,909

Dividends from net investment income (Note 1)
Class A	(50,118,788)	(71,524,866)
Class B	(620,519)	(977,127)
Class C	(29,041,626)	(35,581,449)
Class Q	(2,566,955)	(1,308,622)
Class R	(3,407,152)	(3,114,134)
Class Z	(147,619,513)	(140,238,911)

	(233,374,553)	(252,745,109)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,802,212,388	3,631,640,808
Net asset value of shares issued in reinvestment of dividends and distributions	166,315,034	176,531,205
Cost of shares reacquired	(3,419,363,933)	(3,507,641,113)

Net increase (decrease) in net assets from Fund share transactions	(450,836,511)	300,530,900

Total increase (decrease)	(607,269,528)	180,169,700

Net Assets:
Beginning of year	9,501,645,993	9,321,476,293

End of year(a)	$8,894,376,465	$9,501,645,993

(a) Includes undistributed net investment income of:	$4,267,321	$1,294,614

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Notes to Financial Statements

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or

52

NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trade actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements

continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations

54

and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements

continued

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an

56

emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements

continued

net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of December 31, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid

58

short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaim amounts, at the time the related income is earned.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

continued

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses. On January 4, 2016, PIM was renamed PGIM, Inc.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of the 0.40% of the Fund’s average daily net assets up to $10 billion; and 0.39% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee was 0.40% for the year ended December 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class Q, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the year ended December 31, 2015, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

60

PIMS has advised the Fund that it received $1,686,554 in front-end sales charges resulting from sales of Class A shares during the year ended December 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended December 31, 2015, it received $37,378, $29,056 and $163,688 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PGIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the year ended December 31, 2015, PGIM has been compensated $158,998 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Net earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended December 31, 2015, were $2,554,249,996 and $3,005,078,943, respectively.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

continued

Note 5. Distribution and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par. For the year ended December 31, 2015, the adjustments were to increase undistributed net investment income by $75,941,254, increase accumulated net realized loss on investment transactions by $73,996,564 and decrease paid-in capital in excess of par by $1,944,690 due to differences in the treatment for book and tax purposes of accreting market discount and amortization of premiums, certain transactions involving swaps, paydown gains/losses, write off of capital loss carryforward due to expiration and other book to tax adjustments. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

For the years ended December 31, 2015 and December 31, 2014, the tax character of dividends paid by the Fund was $233,374,553 and $252,745,109 of ordinary income, respectively.

As of December 31, 2015, the accumulated undistributed earnings on a tax basis was $4,269,852. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of December 31, 2015 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$9,268,318,272	$25,112,216	$(221,922,218)	$(196,810,002)	$1,229,458	$(195,580,544)

The difference between book basis and tax basis is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes. Other cost basis adjustments are primarily attributable to unrealized appreciation on swaps.

62

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after January 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Additionally, approximately $1,945,000 of its capital loss carryforward was written off unused due to expiration. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$113,486,000

Pre-Enactment Losses:
Expiring 2018	$1,604,000

The Fund elected to treat post-October capital losses of approximately $19,854,000 as having been incurred in the following fiscal year (December 31, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special

Prudential Short-Term Corporate Bond Fund, Inc.	63

Notes to Financial Statements

continued

exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z common stock. Class A shares consists of 475 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 400 million authorized shares, Class Q and Class R shares each consist of 100 million authorized shares, and Class Z shares consist of 900 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended December 31, 2015:
Shares sold	45,385,148	$505,897,190
Shares issued in reinvestment of dividends and distributions	3,751,925	41,881,155
Shares reacquired	(80,153,940)	(894,762,207)

Net increase (decrease) in shares outstanding before conversion	(31,016,867)	(346,983,862)
Shares issued upon conversion from other share class(es)	2,176,583	24,265,801
Shares reacquired upon conversion into other share class(es)	(3,501,679)	(39,099,351)

Net increase (decrease) in shares outstanding	(32,341,963)	$(361,817,412)

Year ended December 31, 2014:
Shares sold	67,588,620	$765,486,012
Shares issued in reinvestment of dividends and distributions	5,428,086	61,460,804
Shares reacquired	(79,046,481)	(894,638,203)

Net increase (decrease) in shares outstanding before conversion	(6,029,775)	(67,691,387)
Shares issued upon conversion from other share class(es)	1,547,204	17,497,530
Shares reacquired upon conversion into other share class(es)	(45,764,019)	(517,039,230)

Net increase (decrease) in shares outstanding	(50,246,590)	$(567,233,087)

64

Class B	Shares	Amount
Year ended December 31, 2015:
Shares sold	300,452	$3,335,966
Shares issued in reinvestment of dividends and distributions	51,275	572,567
Shares reacquired	(742,127)	(8,291,154)

Net increase (decrease) in shares outstanding before conversion	(390,400)	(4,382,621)
Shares reacquired upon conversion into other share class(es)	(763,336)	(8,492,131)

Net increase (decrease) in shares outstanding	(1,153,736)	$(12,874,752)

Year ended December 31, 2014:
Shares sold	410,534	$4,653,446
Shares issued in reinvestment of dividends and distributions	80,251	908,762
Shares reacquired	(1,129,252)	(12,785,438)

Net increase (decrease) in shares outstanding before conversion	(638,467)	(7,223,230)
Shares reacquired upon conversion into other share class(es)	(713,073)	(8,057,658)

Net increase (decrease) in shares outstanding	(1,351,540)	$(15,280,888)

Class C
Year ended December 31, 2015:
Shares sold	21,142,628	$235,734,688
Shares issued in reinvestment of dividends and distributions	1,997,541	22,293,785
Shares reacquired	(37,266,683)	(415,934,634)

Net increase (decrease) in shares outstanding before conversion	(14,126,514)	(157,906,161)
Shares issued upon conversion from other share class(es)	4,991	55,745
Shares reacquired upon conversion into other share class(es)	(2,171,344)	(24,253,030)

Net increase (decrease) in shares outstanding	(16,292,867)	$(182,103,446)

Year ended December 31, 2014:
Shares sold	28,204,944	$319,367,353
Shares issued in reinvestment of dividends and distributions	2,371,101	26,840,895
Shares reacquired	(45,476,065)	(514,825,490)

Net increase (decrease) in shares outstanding before conversion	(14,900,020)	(168,617,242)
Shares reacquired upon conversion into other shares class(es)	(3,063,608)	(34,686,123)

Net increase (decrease) in shares outstanding	(17,963,628)	$(203,303,365)

Class Q
Year ended December 31, 2015:
Shares sold	1,391,222	$15,605,261
Shares issued in reinvestment of dividends and distributions	228,873	2,561,734
Shares reacquired	(1,371,221)	(15,374,062)

Net increase (decrease) in shares outstanding	248,874	$2,792,933

Year ended December 31, 2014:
Shares sold	8,571,281	$97,078,467
Shares issued in reinvestment of dividends and distributions	110,604	1,252,701
Shares reacquired	(6,799,715)	(77,535,783)

Net increase (decrease) in shares outstanding before conversion	1,882,170	20,795,385
Shares reacquired upon conversion into other share class(es)	(951,082)	(10,842,331)

Net increase (decrease) in shares outstanding	931,088	$9,953,054

Prudential Short-Term Corporate Bond Fund, Inc.	65

Notes to Financial Statements

continued

Class R	Shares	Amount
Year ended December 31, 2015
Shares sold	3,656,004	$40,757,472
Shares issued in reinvestment of dividends and distributions	294,762	3,288,209
Shares reacquired	(2,389,282)	(26,654,382)

Net increase (decrease) in shares outstanding before conversion	1,561,484	17,391,299
Shares reacquired upon conversion into other share class(es)	(726)	(8,005)

Net increase (decrease) in shares outstanding	1,560,758	$17,383,294

Year ended December 31, 2014:
Shares sold	4,579,799	$51,869,840
Shares issued in reinvestment of dividends and distributions	264,235	2,989,604
Shares reacquired	(1,924,062)	(21,764,182)

Net increase (decrease) in shares outstanding	2,919,972	$33,095,262

Class Z
Year ended December 31, 2015:
Shares sold	178,922,805	$2,000,881,811
Shares issued in reinvestment of dividends and distributions	8,558,737	95,717,584
Shares reacquired	(184,076,369)	(2,058,347,494)

Net increase (decrease) in shares outstanding before conversion	3,405,173	38,251,901
Shares issued upon conversion from other share class(es)	5,610,430	62,802,857
Shares reacquired upon conversion into other share class(es)	(1,365,089)	(15,271,886)

Net increase (decrease) in shares outstanding	7,650,514	$85,782,872

Year ended December 31, 2014:
Shares sold	210,913,695	$2,393,185,690
Shares issued in reinvestment of dividends and distributions	7,326,688	83,078,439
Shares reacquired	(175,209,104)	(1,986,092,017)

Net increase (decrease) in shares outstanding before conversion	43,031,279	490,172,112
Shares issued upon conversion from other share class(es)	49,621,522	562,179,081
Shares reacquired upon conversion into other share class(es)	(797,795)	(9,051,269)

Net increase (decrease) in shares outstanding	91,855,006	$1,043,299,924

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment

66

fee of 0.11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.075% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended December 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Short-Term Corporate Bond Fund, Inc.	67

Financial Highlights

Class A Shares
	Year Ended December 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.19	$11.33	$11.56	$11.35	$11.47
Income (loss) from investment operations:
Net investment income	.19	.20	.22	.26	.32
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.04)	(.12)	.33	(.01)
Total from investment operations	.09	.16	.10	.59	.31
Less Dividends:
Dividends from net investment income	(.28)	(.30)	(.33)	(.38)	(.43)
Net asset value, end of year	$11.00	$11.19	$ 11.33	$11.56	$11.35
Total Return(b):	.81%	1.42%	.89%	5.23%	2.77%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,801,167	$2,194,768	$2,791,686	$2,596,682	$1,765,432
Average net assets (000)	$1,984,349	$2,686,658	$2,717,633	$2,125,935	$1,685,849
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.77%	.78%	.76%	.78%	.77%
Expenses before waivers and/or expense reimbursement	.78%	.83%	.81%	.83%	.82%
Net investment income	1.73%	1.79%	1.91%	2.30%	2.77%
Portfolio turnover rate	49%	54%	65%	78%	77%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

See Notes to Financial Statements.

68

Class B Shares
	Year Ended December 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.19	$11.33	$11.56	$11.35	$11.47
Income (loss) from investment operations:
Net investment income	.11	.12	.13	.18	.23
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.04)	(.11)	.32	-	(b)
Total from investment operations	.01	.08	.02	.50	.23
Less Dividends:
Dividends from net investment income	(.20)	(.22)	(.25)	(.29)	(.35)
Net asset value, end of year	$11.00	$11.19	$11.33	$11.56	$11.35
Total Return(c):	.06%	.66%	.14%	4.44%	2.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$28,396	$41,808	$57,649	$59,209	$47,686
Average net assets (000)	$34,875	$51,023	$59,969	$52,940	$43,517
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.52%	1.53%	1.51%	1.53%	1.52%
Expenses before waivers and/or expense reimbursement	1.52%	1.53%	1.51%	1.53%	1.52%
Net investment income	.99%	1.04%	1.16%	1.56%	2.01%
Portfolio turnover rate	49%	54%	65%	78%	77%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	69

Financial Highlights

continued

Class C Shares
	Year Ended December 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.19	$11.33	$11.56	$11.35	$11.48
Income (loss) from investment operations:
Net investment income	.11	.12	.13	.18	.23
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.04)	(.11)	.32	(.01)
Total from investment operations	.01	.08	.02	.50	.22
Less Dividends:
Dividends from net investment income	(.20)	(.22)	(.25)	(.29)	(.35)
Net asset value, end of year	$11.00	$11.19	$11.33	$11.56	$11.35
Total Return(b):	.06%	.67%	.14%	4.45%	1.92%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,535,414	$1,744,748	$1,970,167	$2,135,745	$1,559,205
Average net assets (000)	$1,632,383	$1,861,288	$2,123,254	$1,842,751	$1,401,509
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.52%	1.53%	1.51%	1.53%	1.52%
Expenses before waivers and/or expense reimbursement	1.52%	1.53%	1.51%	1.53%	1.52%
Net investment income	.99%	1.04%	1.16%	1.55%	2.01%
Portfolio turnover rate	49%	54%	65%	78%	77%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

70

Class Q Shares
	Year Ended December 31,			March 2, 2012(a) through December 31, 2012
	2015	2014	2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.23	$11.36	$11.59	$11.55
Income (loss) from investment operations:
Net investment income	.23	.24	.26	.23
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.02)	(.12)	.15
Total from investment operations	.13	.22	.14	.38
Less Dividends:
Dividends from net investment income	(.32)	(.35)	(.37)	(.34)
Net asset value, end of period	$11.04	$11.23	$11.36	$11.59
Total Return(c):	1.17%	1.94%	1.24%	3.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$90,807	$89,604	$80,059	$57,217
Average net assets (000)	$89,233	$43,439	$68,760	$54,722
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	.43%	.42%	.43%	(e)
Expenses before waivers and/or expense reimbursement	.42%	.43%	.42%	.43%	(e)
Net investment income	2.08%	2.14%	2.25%	2.43%	(e)
Portfolio turnover rate	49%	54%	65%	78%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	71

Financial Highlights

continued

Class R Shares
	Year Ended December 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.19	$11.33	$11.56	$11.35	$11.47
Income (loss) from investment operations:
Net investment income	.17	.17	.19	.23	.29
Net realized and unrealized gain (loss) on investment transactions	(.11)	(.04)	(.12)	.33	(.01)
Total from investment operations	.06	.13	.07	.56	.28
Less Dividends:
Dividends from net investment income	(.25)	(.27)	(.30)	(.35)	(.40)
Net asset value, end of year	$11.00	$11.19	$11.33	$11.56	$11.35
Total Return(b):	.57%	1.17%	.65%	4.96%	2.51%

Ratios/Supplemental Data:
Net assets, end of year (000)	$157,207	$142,496	$111,181	$46,706	$22,451
Average net assets (000)	$149,553	$129,408	$78,272	$29,321	$20,172
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02%	1.03%	1.01%	1.03%	1.02%
Expenses before waivers and/or expense reimbursement	1.27%	1.28%	1.26%	1.28%	1.27%
Net investment income	1.48%	1.54%	1.67%	2.04%	2.50%
Portfolio turnover rate	49%	54%	65%	78%	77%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

72

Class Z Shares
	Year Ended December 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.22	$11.36	$11.59	$11.37	$11.50
Income (loss) from investment operations:
Net investment income	.22	.23	.25	.29	.34
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.04)	(.12)	.34	(.01)
Total from investment operations	.12	.19	.13	.63	.33
Less Dividends:
Dividends from net investment income	(.31)	(.33)	(.36)	(.41)	(.46)
Net asset value, end of year	$11.03	$11.22	$11.36	$11.59	$11.37
Total Return(b):	1.07%	1.68%	1.15%	5.58%	2.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,281,386	$5,288,222	$4,310,734	$4,555,662	$2,660,697
Average net assets (000)	$5,313,632	$4,823,460	$4,440,951	$3,647,207	$1,692,922
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.52%	.53%	.51%	.53%	.52%
Expenses before waivers and/or expense reimbursement	.52%	.53%	.51%	.53%	.52%
Net investment income	1.99%	2.04%	2.16%	2.55%	2.97%
Portfolio turnover rate	49%	54%	65%	78%	77%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	73

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Short-Term Corporate Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Short-Term Corporate Bond Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2016

74

Federal Income Tax Information

(Unaudited)

For the year ended December 31, 2015, the Fund reports the maximum amount allowable but not less than 86.32% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Prudential Short-Term Corporate Bond Fund, Inc.	75

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (57) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Short-Term Corporate Bond Fund, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Visit our website at www.prudentialfunds.com

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*

Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.

(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008;; Richard A. Redeker, 1993; Stephen G. Stoneburn, 2003; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Short-Term Corporate Bond Fund, Inc.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Short-Term Corporate Bond Fund, Inc.

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E    0288210-00001-00

Item 2 – Code of Ethics –– See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $34,125 and $34,125, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(c) Tax Fees

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(d) All Other Fees

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended December 31, 2015 and December 31, 2014: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2015 and December 31, 2014 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 29, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	February 29, 2016